Note 13 - Other Liabilities (Details Textual) - CAD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Cash outflow for leases	$ 1,200,000
Lease liabilities	3,035,000	$ 3,771,000
Not later than one year [member]
Statement Line Items [Line Items]
Lease liabilities	725,000
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Lease liabilities	2,900,000
Later than five years [member]
Statement Line Items [Line Items]
Lease liabilities	$ 156,000
Bottom of range [member]
Statement Line Items [Line Items]
Lease liabilities, period for payment adjustments (Year)	3 years
Top of range [member]
Statement Line Items [Line Items]
Lease liabilities, period for payment adjustments (Year)	5 years